Contingent Liabilities and Commitments - Additional Information (Details) £ in Millions		12 Months Ended
	Nov. 02, 2015	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Sep. 30, 2020 shares	Jul. 31, 2020 GBP (£)
Disclosure of contingent liabilities [line items]
Capital support arrangements, risk-weighted exposures of regulated entities				0.00%	0.00%
Provisions			£ 468	£ 366
Lease arrangements, potential final payment to HMRC				50
Decrease in convertible preferred stock fair value			10
Minimum
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | €		€ 1,000,000,000
Maximum
Disclosure of contingent liabilities [line items]
Santander UK liability under indemnity cap | €					€ 39,850,000
AXA France
Disclosure of contingent liabilities [line items]
Amount claimed by other party				636
UK&I Banks
Disclosure of contingent liabilities [line items]
Preferred stock issued, threshold value | €		€ 0
Genworth Financial International Holdings Inc
Disclosure of contingent liabilities [line items]
Amount awarded to other party							£ 624
Visa Europe Ltd
Disclosure of contingent liabilities [line items]
Visa Europe Ltd sale to Visa Inc	100.00%
Santander Equity Investment Limited
Disclosure of contingent liabilities [line items]
Convertible preferred stock, sold | shares		5,211
Santander Equity Investment Limited | Visa Europe Ltd
Disclosure of contingent liabilities [line items]
Convertible preferred stock, issued | shares						5,211
Number of shares issued upon conversion of convertible preferred stock | shares						82,000,000
Compliance with Consumer Credit Act
Disclosure of contingent liabilities [line items]
Provisions			£ 47	£ 6